Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair value disclosure
Long-term notes payable	¥ 52,575	$ 8,057	¥ 45,282
Convertible senior notes	12,078	1,851	14,142
Convertible senior notes, current portion	4,967	761
Convertible senior notes, non-current portion	12,078	1,851	14,142
Convertible senior notes, non-current portion	11,927	1,828	12,297
Fair value measurements on a recurring basis
Total assets measured at fair value	20,688	3,171	22,784
Total liabilities measured at fair value	367	56	526
Cash Equivalents
Fair value disclosure
Time deposits	16,133	2,472	10,848
Money market funds	198	30	1,719
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	124,132	19,024	107,654
Fair value measurements on a recurring basis
Available-for-sale debt investments	2,865	439	5,637
Long-term investments
Fair value disclosure
Held-to-maturity debt investments	9,754	1,495	491
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	12,978	1,989	11,334
Investments accounted for at fair value	2,238	343	1,819
Available-for-sale debt investments	2,607	400	3,970
Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments			24
Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments	40	6	125
Amounts Due to Related Parties, Noncurrent
Fair value measurements on a recurring basis
Financial liabilities			401
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liabilities	327	$ 50
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	12,978		11,334
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market funds	198		1,719
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	12,978		11,334
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable	52,575		45,282
Convertible senior notes			14,142
Convertible senior notes, current portion	4,967
Convertible senior notes, non-current portion			14,142
Convertible senior notes, non-current portion	12,078
Fair value measurements on a recurring basis
Total assets measured at fair value	2,865		5,661
Total liabilities measured at fair value	367		401
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	16,133		10,848
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	124,132		107,654
Fair value measurements on a recurring basis
Available-for-sale debt investments	2,865		5,637
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Held-to-maturity debt investments	9,754		491
Fair Value, Inputs, Level 2 | Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments			24
Fair Value, Inputs, Level 2 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments	40
Fair Value, Inputs, Level 2 | Amounts Due to Related Parties, Noncurrent
Fair value measurements on a recurring basis
Financial liabilities			401
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liabilities	327
Fair Value, Inputs, Level 3
Fair value measurements on a recurring basis
Total assets measured at fair value	4,845		5,789
Total liabilities measured at fair value			125
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	2,238		1,819
Available-for-sale debt investments	¥ 2,607		3,970
Fair Value, Inputs, Level 3 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments			¥ 125